Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.96%
Application Software–12.49%
Adobe, Inc.(b)	53,809	$22,068,147
Datadog, Inc., Class A(b)	122,984	12,545,598
HubSpot, Inc.(b)	12,706	3,913,448
Intuit, Inc.	41,303	18,841,189
Paycom Software, Inc.(b)	18,936	6,258,159
salesforce.com, inc.(b)	170,333	31,344,679
Synopsys, Inc.(b)	98,217	36,094,747
Trade Desk, Inc. (The), Class A(b)	389,599	17,531,955
Workday, Inc., Class A(b)	51,379	7,968,883
		156,566,805
Automobile Manufacturers–0.57%
Tesla, Inc.(b)	7,947	7,084,353
Data Processing & Outsourced Services–8.78%
Adyen N.V. (Netherlands)(b)(c)	3,221	5,810,090
Mastercard, Inc., Class A	140,851	49,831,675
Visa, Inc., Class A(d)	256,400	54,385,004
		110,026,769
Interactive Home Entertainment–4.05%
Electronic Arts, Inc.	96,009	12,599,262
Nintendo Co. Ltd. (Japan)	41,600	18,705,109
Take-Two Interactive Software, Inc.(b)	146,339	19,423,576
		50,727,947
Interactive Media & Services–7.16%
Alphabet, Inc., Class A(b)	590,639	68,703,128
Baidu, Inc., ADR (China)(b)	59,803	8,167,296
Kuaishou Technology (China)(b)(c)	850,500	8,630,152
Meta Platforms, Inc., Class A(b)	27,151	4,319,724
		89,820,300
Internet & Direct Marketing Retail–7.50%
Amazon.com, Inc.(b)	456,317	61,579,979
JD.com, Inc., ADR (China)(d)	545,529	32,458,976
		94,038,955
Internet Services & Infrastructure–2.48%
Cloudflare, Inc., Class A(b)(d)	126,943	6,387,772
MongoDB, Inc.(b)	37,899	11,842,300
Snowflake, Inc., Class A(b)	86,208	12,923,441
		31,153,513
IT Consulting & Other Services–0.25%
EPAM Systems, Inc.(b)	9,008	3,146,044
Managed Health Care–3.44%
UnitedHealth Group, Inc.	79,568	43,152,909
Movies & Entertainment–0.58%
Netflix, Inc.(b)	32,388	7,284,061
Pharmaceuticals–3.48%
Bayer AG (Germany)	749,685	43,689,254
Shares		Value
Semiconductor Equipment–5.28%
Applied Materials, Inc.	234,917	$24,896,504
ASML Holding N.V., New York Shares (Netherlands)	44,056	25,307,528
KLA Corp.	41,731	16,005,508
		66,209,540
Semiconductors–17.30%
Advanced Micro Devices, Inc.(b)	202,105	19,092,859
Broadcom, Inc.	57,282	30,673,365
Lattice Semiconductor Corp.(b)	644,917	39,662,396
Marvell Technology, Inc.	229,707	12,790,086
Monolithic Power Systems, Inc.	49,078	22,807,528
NVIDIA Corp.	169,039	30,702,554
ON Semiconductor Corp.(b)	485,891	32,447,801
QUALCOMM, Inc.	197,765	28,687,791
		216,864,380
Systems Software–17.63%
Crowdstrike Holdings, Inc., Class A(b)(d)	101,750	18,681,300
Darktrace PLC (United Kingdom)(b)	654,302	2,996,153
KnowBe4, Inc., Class A(b)	891,093	12,733,719
Microsoft Corp.	469,210	131,726,015
Palo Alto Networks, Inc.(b)(d)	45,419	22,668,623
ServiceNow, Inc.(b)	72,201	32,249,299
		221,055,109
Technology Hardware, Storage & Peripherals–7.97%
Apple, Inc.	615,195	99,975,339
Total Common Stocks & Other Equity Interests (Cost $880,334,567)		1,240,795,278
Money Market Funds–3.11%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f)	13,438,859	13,438,859
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(e)(f)	10,168,827	10,168,827
Invesco Treasury Portfolio, Institutional Class, 1.66%(e)(f)	15,358,696	15,358,696
Total Money Market Funds (Cost $38,964,796)		38,966,382
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-102.07% (Cost $919,299,363)		1,279,761,660
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.49%
Invesco Private Government Fund, 1.77%(e)(f)(g)	22,774,906	22,774,906
Invesco Private Prime Fund, 1.89%(e)(f)(g)	58,564,044	58,564,044
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $81,339,273)		81,338,950
TOTAL INVESTMENTS IN SECURITIES–108.56% (Cost $1,000,638,636)		1,361,100,610
OTHER ASSETS LESS LIABILITIES—(8.56)%		(107,273,824)
NET ASSETS–100.00%		$1,253,826,786

See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $14,440,242, which represented 1.15% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at July 31, 2022.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,624,636	$26,976,312	$(31,162,089)	$-	$-	$13,438,859	$14,062
Invesco Liquid Assets Portfolio, Institutional Class	13,155,917	19,268,795	(22,258,636)	2,031	720	10,168,827	17,843
Invesco Treasury Portfolio, Institutional Class	20,142,441	30,830,071	(35,613,816)	-	-	15,358,696	23,363
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,664,621	92,675,485	(74,565,200)	-	-	22,774,906	87,000*
Invesco Private Prime Fund	10,884,116	213,109,496	(165,430,296)	(323)	1,051	58,564,044	253,245*
Total	$66,471,731	$382,860,159	$(329,030,037)	$1,708	$1,771	$120,305,332	$395,513

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,160,964,520	$79,830,758	$—	$1,240,795,278
Money Market Funds	38,966,382	81,338,950	—	120,305,332
Total Investments	$1,199,930,902	$161,169,708	$—	$1,361,100,610
Invesco Technology Fund